Restricted Cash	12 Months Ended
Mar. 31, 2012
Restricted Cash [Abstract]
RESTRICTED CASH
6.	RESTRICTED CASH

As of March 31, 2012 and 2011, time deposits of RMB28,649,739 (equivalent to US$4,546,062) and RMB127,560,000 (equivalent to US$19,460,845) were deposited with and pledged to banks to secure credit facilities granted to the Company, including revolving bank loans and bills payable.